Cover Page	Sep. 17, 2025
Cover [Abstract]
Amendment Flag	false
Document Type	8-K
Entity Central Index Key	0001474464
Entity Registrant Name	NEW YORK REIT LIQUIDATING LLC
Entity Incorporation, State or Country Code	DE
Securities Act File Number	001-36416
Entity Tax Identification Number	83-2426528
Entity Address, Address Line One	2 Liberty Square
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02109
City Area Code	617
Local Phone Number	570-4750
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false